Appendix 1 Group Companies - Schedule of Percentage of Control in Each Subsidiary (Detail)		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No. (RUT)		96.504.980-0
Company		Empresa Eléctrica Pehuenche S.A.
Functional Currency		Chilean peso
Percentage of direct control		92.65%	92.65%
Percentage of indirect control		0.00%	0.00%
Percentage of control		92.65%	92.65%
Relationship		Subsidiary
Country		Chile
Activity		Complete electric energy cycle
GasAtacama Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No. (RUT)		96.830.980-3
Company		GasAtacama Chile S.A.
Functional Currency		Chilean peso
Percentage of direct control		0.00%	97.37%
Percentage of indirect control		0.00%	0.00%
Percentage of control		0.00%	97.37%
Relationship		Subsidiary
Country		Chile
Activity		Management of Companies
Percentage of shares acquired	2.63%
Gasoducto Atacama Argentina S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No. (RUT)		78.952.420-3
Company		Gasoducto Atacama Argentina S.A.
Functional Currency		Chilean peso
Percentage of direct control		0.00%	0.03%
Percentage of indirect control		0.00%	99.97%
Percentage of control		0.00%	100.00%
Relationship		Subsidiary
Country		Chile
Activity		Natural gas exploitation and transportation
Enel Generacion Chile S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of control	100.00%